VAT AND OTHER TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
VAT AND OTHER TAXES PAYABLE
Schedule of vat and other taxes payable

	2022	2021

VAT payable	$—	$121,602
Surcharge and fees	—	14,524
Income tax payable	—	—
Total VAT and Other Taxes Payable	$—	$136,126